Quarterly Holdings Report
for

Fidelity® Pennsylvania Municipal Income Fund

September 30, 2020

PFL-QTLY-1120
1.807743.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.3%
	Principal Amount	Value
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	700,000	743,484
Pennsylvania - 89.8%
Allegheny County Series C:
5% 12/1/28	$1,000,000	$1,180,800
5% 12/1/30	1,365,000	1,605,622
Allegheny County Arpt. Auth. Rev. Series 2006 B, 5% 1/1/22 (Escrowed to Maturity) (a)	1,650,000	1,743,044
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,750,487
Series 2018:
5% 3/1/33	1,570,000	1,915,761
5% 3/1/34	2,250,000	2,735,798
Series 2020 A, 5% 2/1/30	2,270,000	3,090,877
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
4% 7/15/37	1,600,000	1,828,784
4% 7/15/38	1,400,000	1,593,788
4% 7/15/39	1,250,000	1,417,600
Allegheny County Sanitation Auth. Swr. Rev. Series 2018, 5% 6/1/43	4,750,000	5,756,953
Berks County Muni. Auth. Rev. Bonds (Tower Health Proj.):
Series 2020 B1, 5%, tender 2/1/25 (b)	2,000,000	2,169,140
Series 2020 B2, 5%, tender 2/1/27 (b)	2,000,000	2,222,100
Series 2020 B3, 5%, tender 2/1/30 (b)	2,000,000	2,256,240
Bethlehem Area School District Series 2016 A, 5% 2/1/23 (FSA Insured)	1,000,000	1,107,840
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	577,480
5% 7/1/27	490,000	563,255
5% 7/1/28	540,000	617,447
5% 7/1/29	710,000	808,363
5% 7/1/30	685,000	777,002
5% 7/1/35	1,885,000	2,106,921
5% 7/1/39	6,675,000	7,400,506
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/28	1,300,000	1,662,089
5% 7/15/30	1,500,000	1,913,310
5% 7/15/31	1,250,000	1,587,063
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41 (Pre-Refunded to 12/1/21 @ 100)	2,000,000	2,117,580
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	387,646
4% 11/15/34	250,000	275,540
4% 11/15/35	200,000	219,832
5% 11/15/28	840,000	992,300
5% 11/15/29	1,625,000	1,911,764
5% 11/15/30	685,000	800,895
5% 11/15/46	6,605,000	7,462,791
Series 2016 B:
4% 11/15/40	600,000	651,762
4% 11/15/47	3,605,000	3,879,845
Series 2018 A:
5% 11/15/26	1,140,000	1,410,556
5% 11/15/27	225,000	284,058
5% 11/15/28	200,000	249,776
5% 11/15/29	200,000	248,406
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,581,471
Commonwealth Fing. Auth. Rev.:
Series 2019 B:
5% 6/1/28	1,000,000	1,281,620
5% 6/1/29	1,000,000	1,307,610
5% 6/1/30	1,000,000	1,332,740
5% 6/1/31	1,150,000	1,561,298
Series 2020 A:
5% 6/1/31	3,500,000	4,630,885
5% 6/1/32	3,500,000	4,597,775
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012, 5% 11/1/37	1,520,000	1,635,596
Series 2016:
5% 5/1/30	1,000,000	1,201,900
5% 5/1/31	500,000	598,525
5% 5/1/32	750,000	893,865
5% 5/1/33	2,210,000	2,623,403
5% 5/1/34	1,000,000	1,184,110
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019:
5% 5/1/39	1,100,000	1,217,920
5% 5/1/48	4,000,000	4,358,720
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,488,741
5% 6/1/35	1,000,000	1,164,640
5% 6/1/36	500,000	580,630
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	1,000,000	1,078,440
Delaware County Auth. Univ. Rev. Series 2012:
5% 8/1/21	350,000	363,215
5% 8/1/22	300,000	324,624
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A:
5% 7/1/23	1,090,000	1,175,140
5% 7/1/27	2,500,000	2,671,225
Series 2016 A, 5% 7/1/46	3,500,000	3,780,735
Series 2019, 4% 7/1/45	1,350,000	1,416,650
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	235,424
Fox Chapel Area School District Series 2013:
5% 8/1/31	3,080,000	3,400,012
5% 8/1/34	1,000,000	1,102,420
Geisinger Auth. Health Sys. Rev.:
Series 2014 A, 4% 6/1/41	2,000,000	2,135,220
Series 2017 A2, 5% 2/15/39	1,880,000	2,241,900
Indiana County Hosp. Auth. Series 2014 A, 6% 6/1/39	1,625,000	1,724,401
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	689,775
5% 11/1/25	665,000	801,618
5% 11/1/27	1,105,000	1,394,842
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,210,470
5% 8/15/33	1,000,000	1,200,040
5% 8/15/34	1,000,000	1,197,530
5% 8/15/36	1,000,000	1,190,480
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,691,540
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/36	2,905,000	3,622,012
5% 7/1/44	5,000,000	6,092,050
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,897,158
5% 4/1/44	1,295,000	1,469,449
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	4,321,874
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/20	215,000	215,000
5% 10/1/21	245,000	252,763
5% 10/1/22	275,000	291,965
5% 10/1/23	1,305,000	1,421,680
5% 10/1/24	335,000	373,766
5% 10/1/25	750,000	834,570
5% 10/1/26	1,000,000	1,107,390
5% 10/1/27	1,000,000	1,103,230
Series 2016 A, 5% 10/1/40	4,000,000	4,385,000
Series 2018 A, 5% 9/1/26	1,500,000	1,832,220
Series 2019:
4% 9/1/34	2,500,000	2,794,600
4% 9/1/35	1,400,000	1,558,256
4% 9/1/36	1,200,000	1,329,816
4% 9/1/37	1,000,000	1,104,310
Montgomery County Indl. Dev. Auth.:
Series 2015 A, 5.25% 1/15/36	2,000,000	2,120,560
Series 2017:
5% 12/1/33	2,150,000	2,645,575
5% 12/1/35	1,000,000	1,223,490
5% 12/1/36	2,660,000	3,243,976
5% 12/1/37	1,515,000	1,842,801
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,174,880
5% 4/1/42	1,000,000	1,171,710
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A:
4% 8/15/48	4,500,000	4,876,875
5% 8/15/43	2,000,000	2,363,380
5% 8/15/48	2,500,000	2,931,000
Northampton County Gen. Purp. College Rev. (Lafayette College Proj.) Series 2017, 5% 11/1/47	2,170,000	2,565,222
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/28	400,000	511,436
5% 7/1/29	300,000	381,156
5% 7/1/30	375,000	473,828
5% 7/1/31	425,000	534,297
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,326,420
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/22	275,000	292,292
5% 3/1/23	585,000	633,303
First Series 2012:
5% 4/1/21	500,000	511,667
5% 4/1/22	600,000	641,718
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	800,000	857,880
5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	1,100,000	1,179,585
Series 2016, 5% 5/1/33	2,200,000	2,571,712
Series 2018 A, 5% 2/15/48	4,000,000	4,833,440
Series 2019 A:
4% 3/1/37	750,000	857,873
5% 3/1/36	1,000,000	1,233,720
5% 3/1/38	1,000,000	1,225,320
5% 3/1/39	1,000,000	1,221,710
Series 2019:
4% 12/1/44	1,000,000	1,160,130
4% 12/1/48	1,000,000	1,153,940
Series AT-1 5% 6/15/31	5,000,000	5,984,800
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	1,965,000	2,150,221
Series 2019 131, 3.5% 4/1/49	4,950,000	5,372,780
Series 2020 13 2A, 3.5% 4/1/51	2,000,000	2,189,220
Series 2020 133:
5% 10/1/22	350,000	382,428
5% 10/1/23	400,000	454,300
5% 10/1/24	850,000	996,948
5% 10/1/27	650,000	822,114
5% 10/1/28	950,000	1,219,173
5% 4/1/29	100,000	129,036
5% 10/1/29	450,000	585,464
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,459,700
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,453,575
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,447,475
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,166,883
Pennsylvania State Univ.:
Series 2015 A:
5% 9/1/30	1,100,000	1,321,507
5% 9/1/31	1,415,000	1,693,897
Series 2019 A, 5% 9/1/48	6,390,000	8,050,953
Pennsylvania Tpk. Commission Series 2020 B, 5% 12/1/50 (c)	5,000,000	6,255,850
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,984,150
Series 2013 A2:
5% 12/1/28	500,000	605,505
5% 12/1/38	2,500,000	3,032,925
Series 2014 A, 5% 12/1/31	865,000	994,932
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	5,632,825
Series 2017 A1:
5% 12/1/30	3,500,000	4,393,235
5% 12/1/31	2,000,000	2,500,980
5% 12/1/33	1,500,000	1,853,160
Series 2018 A2, 5% 12/1/43	5,000,000	6,105,050
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	408,111
Series 2017 B:
5% 7/1/25 (a)	5,500,000	6,453,370
5% 7/1/31 (a)	1,000,000	1,192,770
5% 7/1/33 (a)	2,250,000	2,657,610
5% 7/1/37 (a)	5,065,000	5,908,424
5% 7/1/42 (a)	4,000,000	4,607,480
5% 7/1/47 (a)	3,035,000	3,470,219
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,247,000
Series 2020 A, 4% 11/1/45	3,825,000	4,245,138
Series 2020 C:
4% 11/1/35	1,750,000	1,999,865
4% 11/1/36	1,500,000	1,706,700
series 2020 C, 4% 11/1/37	1,255,000	1,422,982
Series 2020 C, 4% 11/1/38	1,000,000	1,130,140
Philadelphia Gas Works Rev.:
Series 9, 5.25% 8/1/40	5,300,000	5,320,776
5% 8/1/29	2,000,000	2,363,320
5% 8/1/30	1,500,000	1,767,075
5% 8/1/31	1,100,000	1,292,456
5% 10/1/33	1,500,000	1,798,140
5% 10/1/34	500,000	598,110
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,856,595
Series 2019 B:
5% 2/1/38	3,000,000	3,740,340
5% 2/1/39	2,500,000	3,109,625
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev.:
(Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,575,950
Series 2012 A, 5.625% 7/1/36	4,045,000	4,284,585
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,020,949
5% 4/15/25	2,230,000	2,383,156
Series 2015 A, 5% 4/15/29	3,000,000	3,518,610
Philadelphia School District:
Series 2016 F, 5% 9/1/34	4,000,000	4,792,160
Series 2018 A:
5% 9/1/29	1,250,000	1,585,338
5% 9/1/30	1,000,000	1,263,450
5% 9/1/33	1,000,000	1,241,950
Series 2019 A:
4% 9/1/37	2,100,000	2,397,738
4% 9/1/38	2,300,000	2,613,536
4% 9/1/39	2,000,000	2,263,920
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2011 A, 5% 1/1/41	2,715,000	2,737,670
Series 2015 B, 5% 7/1/30	3,500,000	4,161,885
Series 2017 B:
5% 11/1/29	3,000,000	3,818,130
5% 11/1/30	3,700,000	4,684,348
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/31	1,000,000	1,187,950
5% 12/15/32	500,000	590,680
5% 12/15/33	500,000	588,390
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,406,465
Pittsburgh Gen. Oblig. Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	653,453
5% 9/1/28 (Pre-Refunded to 9/1/24 @ 100)	1,300,000	1,542,034
5% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	1,015,000	1,203,973
5% 9/1/31 (Pre-Refunded to 9/1/24 @ 100)	1,165,000	1,381,900
5% 9/1/32 (Pre-Refunded to 9/1/24 @ 100)	1,000,000	1,186,180
Pittsburgh School District Series 2015, 5% 9/1/23 (FSA Insured)	1,085,000	1,233,721
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (FSA Insured)	3,600,000	4,483,548
Series 2019 B:
4% 9/1/34 (FSA Insured)	2,000,000	2,368,840
4% 9/1/35 (FSA Insured)	400,000	471,712
Reading School District Series 2017:
5% 3/1/35 (FSA Insured)	1,000,000	1,208,950
5% 3/1/36 (FSA Insured)	1,050,000	1,260,294
5% 3/1/37 (FSA Insured)	1,600,000	1,911,600
Saint Mary Hosp. Auth. Health Sys. Rev. (Trinity Health Proj.) Series 2012 B, 5% 11/15/26	1,000,000	1,233,990
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,040,000	1,152,185
5% 12/1/20	30,000	30,215
5% 12/1/22	30,000	32,803
5% 12/1/27	1,480,000	1,756,272
5% 12/1/29	1,000,000	1,172,300
Series 2019 A, 4% 6/1/49	4,650,000	5,243,387
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (a)	1,000,000	1,051,170
5% 1/1/38 (a)	1,125,000	1,167,761
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,803,760
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,433,250
5% 4/1/26 (FSA Insured)	1,000,000	1,218,590
5% 4/1/28 (FSA Insured)	1,390,000	1,711,048
West Shore Area Auth. Hosp. Rev. Series 2011 B, 5.75% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	1,500,000	1,603,455
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,465,000	4,478,842
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	6,497,666

TOTAL PENNSYLVANIA		468,461,267

Pennsylvania, New Jersey - 1.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	541,105
5% 7/1/23	1,000,000	1,082,050
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,219,670
5% 1/1/38	1,300,000	1,575,197
5% 1/1/39	1,000,000	1,208,150
5% 1/1/40	1,100,000	1,325,280

TOTAL PENNSYLVANIA, NEW JERSEY		6,951,452

TOTAL MUNICIPAL BONDS
(Cost $448,786,414)		476,156,203

Municipal Notes - 1.8%
Pennsylvania - 1.8%
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 E, 0.1% 10/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)
(Cost $9,600,001)	9,600,000	9,599,991
TOTAL INVESTMENT IN SECURITIES - 93.1%
(Cost $458,386,415)		485,756,194
NET OTHER ASSETS (LIABILITIES) - 6.9%		35,845,832
NET ASSETS - 100%		$521,602,026

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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